Goodwill and intangible assets - Change in goodwill, intangible assets with an indefinite life and with a finite life (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Additions	$ 400.7
Foreign currency translation	0.3
Balance at the end of the period	401.0
Indefinite lived intangible Asset
Balance at the beginning of the period	5.0	$ 10.2
Additions	27.0
Sales		(5.2)
Impairment of indefinite-lived intangible asset excluding goodwill	(5.0)
Balance at the end of the period	27.0	5.0
Finite lived intangible assets
Additions	199.5
Amortization of intangible assets	(10.2)
Balance at the end of the period	189.3
Balance at the beginning of the period	5.0	10.2
Additions	627.2
Sales		(5.2)
Foreign currency translation	0.3
Impairments	(5.0)
Amortization of intangible assets	(10.2)
Balance at the end of the period	$ 617.3	$ 5.0